Balance Sheet Components - Schedule of Acrcued expenses - Details (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Accrued professional service fees	$ 2,153	$ 667	$ 2,029
Accrued sales and marketing costs	337	876	1,601
Accrued research and development costs	182	315	1,546
Accrued tax payable	663	876	1,452
Accrued litigation expenses		0	500
Accrued others	147	107	280
Accrued expenses	$ 3,482	$ 2,841	$ 7,408